UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2009
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew R. McCarroll
Title:     General Counsel
Phone:     901-761-2474

Signature, Place, and Date of Signing:

/s/Andrew R. McCarroll          Memphis, Tennessee            05/15/2009
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   		1

Form 13F Information Table Entry Total:        		      101

Form 13f Information Table Value Total:                  16956747
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway Inc. Class  COM              084670108   209641     2418 SH       Sole                     2113               305
                                                            248222     2863 SH       Defined 01               2863
                                                                87        1 SH       Other                       1
CEMEX S.A.B. de C.V. ADR       COM              151290889   423281 67724975 SH       Sole                 56204036          11520939
                                                            241394 38623000 SH       Defined 01           38623000
                                                               253    40450 SH       Other                   40450
Chesapeake Energy Corporation  COM              165167107   798440 46801889 SH       Sole                 39467095           7334794
                                                            436678 25596576 SH       Defined 01           25596576
                                                               563    33000 SH       Other                   33000
Del Monte  Foods Company       COM              24522P103     1696   232663 SH       Sole                                     232663
                                                             67928  9317987 SH       Defined 01            9317987
Dell Inc.                      COM              24702R101   991377 104575652 SH      Sole                 87031207          17544445
                                                            602236 63527036 SH       Defined 01           63527036
                                                               689    72700 SH       Other                   72700
Dillard's Inc.                 COM              254067101      866   152000 SH       Sole                                     152000
                                                             51589  9050748 SH       Defined 01            9050748
DineEquity Inc                 COM              254423106     2839   239400 SH       Sole                   127000            112400
                                                             35320  2978100 SH       Defined 01            2978100
DIRECTV Group Inc.             COM              25459L106   399184 17515738 SH       Sole                 14277958           3237780
                                                            225872  9911000 SH       Defined 01            9911000
                                                               230    10108 SH       Other                   10108
Discovery Communications Inc.  COM              25470F104    36934  2305499 SH       Sole                   614549           1690950
                                                             47603  2971481 SH       Defined 01            2971481
Discovery Communications Serie COM              25470F302    33163  2263659 SH       Sole                  1975524            288135
                                                             43459  2966455 SH       Defined 01            2966455
EBay Inc.                      COM              278642103   552291 43972246 SH       Sole                 37136984           6835262
                                                            253794 20206566 SH       Defined 01           20206566
                                                               340    27100 SH       Other                   27100
EnCana Corporation             COM              292505104    32793   807500 SH       Sole                   807500
                                                             24366   600000 SH       Defined 01             600000
Everest Re Group Ltd.          COM              G3223R108   251865  3557413 SH       Sole                  2903100            654313
                                                            109110  1541100 SH       Defined 01            1541100
Fair Isaac Corporation         COM              303250104     1435   102000 SH       Sole                                     102000
                                                             99565  7076400 SH       Defined 01            7076400
FedEx Corporation              COM              31428X106   153547  3451263 SH       Sole                  2931263            520000
                                                            117954  2651238 SH       Defined 01            2651238
                                                               174     3900 SH       Other                    3900
Ingersoll-Rand Company Limited COM              G4776G101   480367 34809167 SH       Sole                 28542376           6266791
                                                             78645  5698878 SH       Defined 01            5698878
Level 3 Communications Inc.    COM              52729N100   212635 231125074 SH      Sole                185988427          45136647
                                                            189565 206048754 SH      Defined 01          206048754
                                                                34    37000 SH       Other                   37000
Liberty Media Corp Entertainme COM              53071M500  1152569 57772872 SH       Sole                 48803993           8968879
                                                            723791 36280271 SH       Defined 01           36280271
                                                               848    42500 SH       Other                   42500
Liberty Media Corporation Inte COM              53071M104   180393 62204477 SH       Sole                 50854186          11350291
                                                            111039 38289181 SH       Defined 01           38289181
                                                               129    44500 SH       Other                   44500
Markel Corporation             COM              570535104     1769     6231 SH       Sole                                       6231
                                                             81757   288000 SH       Defined 01             288000
Marriott International Inc.    COM              571903202   306870 18757310 SH       Sole                 15216310           3541000
                                                            258185 15781473 SH       Defined 01           15781473
                                                               360    22000 SH       Other                   22000
Pioneer Natural Resources Comp COM              723787107   166294 10096757 SH       Sole                  7889257           2207500
                                                            208546 12662200 SH       Defined 01           12662200
                                                               264    16000 SH       Other                   16000
Potlatch Corporation           COM              737630103      997    43000 SH       Sole                                      43000
                                                             66950  2887000 SH       Defined 01            2887000
Royal Philips Electronics ADR  COM              500472303   338854 22787771 SH       Sole                 19508587           3279184
                                                             81160  5458000 SH       Defined 01            5458000
                                                               297    20000 SH       Other                   20000
Ruddick Corporation            COM              781258108     1102    49079 SH       Sole                                      49079
                                                             69762  3107459 SH       Defined 01            3107459
Service Corporation Internatio COM              817565104     1050   300900 SH       Sole                                     300900
                                                             66199 18968200 SH       Defined 01           18968200
Sun Microsystems Inc.          COM              866810203   775694 105969073 SH      Sole                 87524673          18444400
                                                            391444 53476000 SH       Defined 01           53476000
                                                               524    71650 SH       Other                   71650
Symantec Corporation           COM              871503108   487652 32640711 SH       Sole                 29301443           3339268
                                                               418    28000 SH       Other                   28000
Telephone and Data Systems Inc COM              879433100    38836  1464948 SH       Sole                  1255148            209800
                                                             40582  1530800 SH       Defined 01            1530800
                                                               159     6000 SH       Other                    6000
Telephone and Data Systems Inc COM              879433860   219959  9300595 SH       Sole                  7526258           1774337
                                                            134006  5666200 SH       Defined 01            5666200
                                                               142     6000 SH       Other                    6000
Texas Industries Inc.          COM              882491103     1362    54500 SH       Sole                                      54500
                                                             62852  2514100 SH       Defined 01            2514100
The Washington Post Company    COM              939640108    37385   104691 SH       Sole                    99505              5186
                                                            120648   337855 SH       Defined 01             337855
tw telecom inc.                COM              87311L104    53732  6140788 SH       Sole                  4700780           1440008
                                                            128911 14732670 SH       Defined 01           14732670
Walgreen Co.                   COM              931422109    74592  2873349 SH       Sole                  1912500            960849
                                                            127848  4924819 SH       Defined 01            4924819
Walt Disney Company            COM              254687106   609368 33555494 SH       Sole                 26848209           6707285
                                                            253061 13935100 SH       Defined 01           13935100
                                                               527    29000 SH       Other                   29000
Wendy's/Arby's Group Inc.      COM              950587105    78006 15508190 SH       Defined 01           15508190
Willis Group Holdings Limited  COM              G96655108    53724  2442000 SH       Sole                  2222000            220000
                                                            153648  6984000 SH       Defined 01            6984000
Worthington Industries Inc.    COM              981811102     1110   127400 SH       Sole                                     127400
                                                             57321  6581000 SH       Defined 01            6581000
Yum! Brands Inc.               COM              988498101   453984 16520518 SH       Sole                 13814894           2705624
                                                            363852 13240628 SH       Defined 01           13240628
                                                               632    23000 SH       Other                   23000
Fairfax Financial Holdings Lim COM              303901102   491185  1895656 SH       Sole                  1518741            376915
                                                            308723  1191472 SH       Defined 01            1191472
Level 3 Communications Inc. Co CONV             52729NBM1    98186 100062000 PRN     Defined 01          100062000
Level 3 Communications, Inc. C CONV             52729NAS9    34000 40000000 PRN      Defined 01           40000000
General Motors Series B Conv.  CONV             370442733    10915  4297200 PRN      Sole                  3702000            595200
                                                             14551  5728800 PRN      Defined 01            5728800